SHAREHOLDERS' EQUITY (Schedule Of Changes In Redeemable Non Controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Balance as of January 1	$ 2,187	$ 3,066	$ 183
Adjustment to redemption value of redeemable non-controlling interest	130	535	1,154
Increases due to additional investment of redeemable non-controlling interest			1,729
Waiver of redeemable non-controlling interest	(2,317)	(1,414)
Balance as of December 31		$ 2,187	$ 3,066